UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  February 29, 2008

Date of reporting period:  February 29, 2008

Item 1. Report to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire 03766

Annual Report

For The Year Ended

February 29, 2008

American Trust Allegiance Fund

April, 2008

Dear Fellow Shareholders,

It is our pleasure to provide you with the American Trust Allegiance Fund Annual Report for the period ending February 29, 2008.

Our last shareholder letter (in October of 2007) noted our concern with numerous signs that the U.S. economy was slowing significantly.  While this might have been a bit premature, it did give us an opportunity to start raising cash at a propitious time.  By January, the percentage of the Allegiance Fund in cash rose to a record 21%.  This allowed us to reinvest in numerous companies that had fallen significantly from their highs.  Our cash position has now been reduced to 7% and we continue to enjoy this opportunity to buy stocks that we feel have become attractively priced.

While we continue to be cautious about the economy and stock market, keep in mind that the stock market historically has started its recovery six to nine months before the economy.  This means that if the economy starts its recovery at the end of 2008, the stock market should start rising between March and June of this year.  While the exact date that the economy should start expanding again is hard to predict, we constantly remind ourselves that we are long-term investors and not traders.  Therefore, we are continuing to look for opportunities to redeploy the last bits of cash so the fund has the potential to fully participate in the next bull market whenever it may begin.

Having said this, we are a bit cautious in the current environment.  This has allowed us to outperform the S&P 500 Index for the three month and six month periods ending February 29, 2008.  The Fund returned -6.47% and -3.91% for the three and six month periods ending February 29, 2008, and the S&P 500 Index returned -9.68% and -8.79% for the same periods.

We currently have overweighted the technology sector along with consumer staples, utilities, telecommunications and a slight overweight in energy.  We underweight consumer discretion and financials.  As the economy stabilizes we will reweight the sectors to focus on the many potential growth opportunities that may develop.

The fund continued to benefit from its focus on U.S. multinationals and international companies.  Economic growth in foreign countries has

American Trust Allegiance Fund

been significantly faster than the U.S.  While opportunities appear to abound, it is still important to maintain proper levels of risk management when buying foreign companies.

We are grateful to you for your support of American Trust Allegiance Fund and look forward to helping you through these challenging markets.

Sincerely yours,

Paul H. Collins	Carey Callaghan

Past performance is not a guarantee of future results.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies.  The Fund’s social policy may cause it to pass up opportunities to buy certain securities or may cause it to sell certain securities for social reasons when it  is otherwise disadvantageous to do so.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.  This index is not available for investment and does not incur charges or expenses. (4/08)

American Trust Allegiance Fund

Comparison of the change in value of a hypothetical $10,000 investment in the American Trust Allegiance Fund vs the S&P 500® Composite Stock Price Index

Average Annual Total Return:	1 Year	5 Years*	10 Years*
American Trust Allegiance Fund	1.97%	11.66%	4.21%
S&P 500® Composite Stock Price Index	-3.60%	11.64%	4.07%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-385-7003.

The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Returns reflect the reinvestment of dividends and capital gains.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.  Indices do not incur expenses and are not available for investment.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500® Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

*	Average annual total return represents the average change in account value over the periods indicated.

American Trust Allegiance Fund

EXPENSE EXAMPLE at February 29, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/07 – 2/29/08).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at February 29, 2008 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/07	2/29/08	9/1/07 – 2/29/08*
Actual	$1,000.00	$960.90	$7.07
Hypothetical (5% return	$1,000.00	$1,017.65	$7.27
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at February 29, 2008 (Unaudited)

Percentages represent market value as a percentage of total investments.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2008

Shares	COMMON STOCKS: 88.13%	Value
	Asset Management: 4.48%
1,950	Affiliated Managers Group, Inc.*	$187,883
12,300	Brookfield Asset Management, Inc. - Class A#	364,695
492	Brookfield Infrastructure Partners L.P.#	9,250
14,300	SEI Investments Co.	357,643
		919,471
	Banks: 1.12%
1,700	Unibanco - Uniao de Bancos
	Brasileiros S. A. - GDR	230,554

	Chemicals - Specialty: 5.17%
4,384	Ecolab, Inc.	205,127
9,400	International Flavors & Fragrances, Inc.	405,422
8,400	Rohm & Haas Co.	450,324
		1,060,873
	Commercial Services & Supplies: 3.92%
12,300	Iron Mountain, Inc.*	369,984
14,250	Republic Services, Inc.	435,053
		805,037
	Communications Equipment: 7.17%
14,400	Corning, Inc.	334,512
17,400	QUALCOMM, Inc.	737,238
3,850	Research In Motion Ltd.*#	399,630
		1,471,380
	Computer Hardware: 2.99%
3,000	Apple, Inc.*	375,060
2,100	International Business Machines Corp.	239,106
		614,166
	Computer Software: 3.50%
11,400	Citrix Systems, Inc.*	375,402
20,400	Symantec Corp.*	343,536
		718,938
	Construction & Engineering: 0.99%
8,100	ABB Ltd. - ADR	202,824

	Diversified Financial Services: 2.92%
1,120	The Goldman Sachs Group, Inc.	189,986
5,200	State Street Corp.	408,460
		598,446

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2008, Continued

Shares		Value
	Diversified Telecommunication Services: 2.75%
16,200	AT&T, Inc.	$564,246

	Electrical Equipment: 0.97%
3,900	Emerson Electric Co.	198,744

	Energy Equipment & Services: 1.85%
4,387	Schlumberger Ltd.#	379,256

	Food Products: 4.20%
7,900	General Mills, Inc.	442,321
11,300	Hershey Foods Corp.	419,004
		861,325
	Household Products: 8.42%
11,100	Avon Products, Inc.	422,466
12,327	Church & Dwight Co., Inc.	659,001
8,505	Colgate-Palmolive Co.	647,145
		1,728,612
	Independent Power Producer: 3.22%
16,000	NRG Energy, Inc.*	660,320

	Industrial Machinery: 3.03%
8,510	Illinois Tool Works, Inc.	417,586
4,900	Ingersoll-Rand Co. Ltd. - Class A#	205,114
		622,700
	Insurance - Multi-Line: 1.78%
7,800	American International Group, Inc.	365,508

	Internet & Catalog Retail: 2.59%
20,200	eBay, Inc.*	532,472

	IT Services: 1.01%
5,200	Automatic Data Processing, Inc.	207,740

	Machinery: 1.99%
4,800	Deere & Co.	409,008

	Multiline Retail: 1.14%
6,300	Nordstrom, Inc.	233,289

	Networking Equipment: 1.98%
16,720	Cisco Systems, Inc.*	407,466

	Oil & Gas: 10.06%
4,637	Chevron Corp.	401,842
4,700	Devon Energy Corp.	482,784
4,671	Exxon Mobil Corp.	406,424

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at February 29, 2008, Continued

Shares		Value
	Oil & Gas: 10.06% (Continued)
2,025	Suncor Energy, Inc.#	$208,980
9,800	Valero Energy Corp.	566,146
		2,066,176
	Real Estate Investment Trusts: 1.02%
2,500	Vornado Realty Trust	208,900

	Semiconductor Equipment: 1.00%
4,900	KLA-Tencor Corp.	205,849

	Semiconductors: 2.91%
19,500	Intel Corp.	389,025
6,950	Texas Instruments, Inc.	208,222
		597,247
	Specialty Retail: 3.14%
7,020	Nike, Inc. - Class B	422,604
10,025	Staples, Inc.	223,056
		645,660
	Utilities - Pipelines: 2.81%
25,000	Spectra Energy Corp.	577,750
	TOTAL COMMON STOCKS
	(Cost $17,780,212)	18,093,957

	EXCHANGE TRADED NOTES: 2.20%
35,000	ELEMENTS Rogers International Commodity
	Index - Agriculture Total Return*
	(Cost $414,449)	452,900

	SHORT-TERM INVESTMENTS: 9.73%
1,997,793	Reserve Primary Fund - Class 45
	(Cost $1,997,793)	1,997,793
	Total Investments in Securities
	(Cost $20,192,454): 100.06%	20,544,650
	Liabilities in Excess of Other Assets: (0.06)%	(12,981)
	Net Assets: 100.00%	$20,531,669

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt
GDR - Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at February 29, 2008

ASSETS
Investments in securities, at value (cost $20,192,454)	$20,544,650
Cash	1,255
Receivables:
Dividends and interest	40,893
Prepaid expenses	10,302
Total assets	20,597,100

LIABILITIES
Payables:
Due to advisor	7,372
Administration fees	6,824
Audit fees	17,348
Transfer agent fees and expenses	10,242
Fund accounting fees	6,605
Custody fees	1,653
Shareholder reporting fees	11,142
Chief Compliance Officer fee	1,539
Accrued other expenses	2,706
Total liabilities	65,431

NET ASSETS	$20,531,669
Net asset value, offering and redemption price
per share [$20,531,669 / 1,082,576 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$18.97

COMPONENTS OF NET ASSETS
Paid-in capital	$21,026,329
Undistributed net investment income	149,508
Accumulated net realized loss on investments	(996,364)
Net unrealized appreciation on investments	352,196
Net assets	$20,531,669

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Year Ended February 29, 2008

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $1,087)	$409,002
Interest	55,678
Total income	464,680
Expenses
Advisory fees (Note 3)	206,492
Administration fees (Note 3)	43,542
Transfer agent fees and expenses (Note 3)	41,897
Fund accounting fees (Note 3)	26,462
Registration fees	17,643
Audit fees	17,349
Legal fees	12,822
Reports to shareholders	8,833
Custody fees (Note 3)	11,792
Trustee fees	6,650
Chief Compliance Officer fee (Note 3)	6,080
Insurance expense	5,092
Miscellaneous expense	2,154
Total expenses	406,808
Less: advisory fee waiver (Note 3)	(91,636)
Net expenses	315,172
Net investment income	149,508

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	2,609,493
Net change in unrealized depreciation on investments	(2,313,447)
Net realized and unrealized gain on investments	296,046
Net increase in net assets
resulting from operations	$445,554

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	February 29, 2008	February 28, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$149,508	$18,598
Net realized gain on investments	2,609,493	2,821,361
Net change in unrealized
depreciation on investments	(2,313,447)	(1,424,877)
Net increase in net assets
resulting from operations	445,554	1,415,082
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(20,408)	(11,058)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
derived from net change
in outstanding shares (a)	(600,667)	(2,585,050)
Total decrease in net assets	(175,521)	(1,181,026)
NET ASSETS
Beginning of year	20,707,190	21,888,216
End of year	$20,531,669	$20,707,190
Includes undistributed
net investment income of	$149,508	$20,408

(a)	A summary of share transactions is as follows:

	Year Ended		Year Ended
	February 29, 2008		February 28, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	66,344	$1,293,847	46,043	$810,755
Shares issued in
reinvestment of
distributions	971	19,625	576	10,591
Shares redeemed	(96,952)	(1,914,139)	(194,274)	(3,406,396)
Net decrease	(29,637)	$(600,667)	(147,655)	$(2,585,050)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year

	Year Ended
	2/29/08	2/28/07	2/28/06	2/28/05	2/29/04
Net asset value,
beginning of year	$18.62	$17.37	$16.04	$14.79	$10.94
Income from
investment operations:
Net investment
income/(loss)	0.14	0.02	0.01	0.01	(0.04)
Net realized and
unrealized gain
on investments	0.23	1.24	1.33	1.24	3.89
Total from
investment operations	0.37	1.26	1.34	1.25	3.85
Less distributions:
From net
investment income	(0.02)	(0.01)	(0.01)	—	—
Total distributions	(0.02)	(0.01)	(0.01)	—	—
Net asset value, end of year	$18.97	$18.62	$17.37	$16.04	$14.79
Total return	1.97%	7.25%	8.36%	8.45%	35.19%
Ratios/supplemental data:
Net assets, end
of year (thousands)	$20,532	$20,707	$21,888	$23,556	$23,047
Ratio of expenses to
average net assets:
Before expense
reimbursement	1.87%	1.90%	1.85%	1.84%	1.79%
After expense
reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to
average net assets:
Before expense
reimbursement	0.27%	(0.36)%	(0.33)%	(0.33)%	(0.62)%
After expense
reimbursement	0.69%	0.09%	0.07%	0.06%	(0.28)%
Portfolio turnover rate	59.19%	79.89%	27.09%	35.39%	108.15%

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at February 29, 2008

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain   tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  Effective August 31, 2007, the Fund adopted FIN 48.  Management of the Fund reviewed the tax positions in the open tax years 2005 to 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs’ in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
New Accounting Pronouncement:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended February 29, 2008, American Trust Investment Advisors, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 29, 2008, the Fund incurred $206,492 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended February 29, 2008, the Advisor reduced its fees in the amount of $91,636; no amounts were reimbursed to the Advisor.  Cumulative expenses

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

subject to recapture pursuant to the aforementioned conditions amounted to $274,397 at February 29, 2008.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2009	$88,350
2010	94,411
2011	91,636
$274,397

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended February 29, 2008, the Fund incurred $43,542 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended February 29, 2008, the Fund incurred $26,462, $24,508, and $11,792 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the year ended February 29, 2008, the Fund was allocated $6,080 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended February 29, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $12,147,029 and $13,958,259, respectively.

NOTE 5 – LINE OF CREDIT

The Fund has a line of credit in the amount of $1,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the year ended February 29, 2008, the Fund did not draw upon the line of credit.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales and real estate investment trusts.

The tax character of distributions paid during the years ended February 29, 2008 and February 28, 2007 were as follows:

	2008	2007
Ordinary income	$20,408	$11,058

Ordinary income distributions may include dividends paid from short-term capital gains.

As of February 29, 2008, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$20,213,732
Gross tax unrealized appreciation	1,794,997
Gross tax unrealized depreciation	(1,464,079)
Net tax unrealized appreciation	$330,918
Undistributed ordinary income	$149,508
Undistributed long-term capital gain	—
Total distributable earnings	$149,508
Other accumulated gains/(losses)	$(975,086)
Total accumulated earnings/(losses)	$(494,660)

At February 29, 2008, the Fund had a capital loss carryforward of $975,086, which expires in 2011, available to offset future gains.

During the year ended February 29, 2008, the Fund utilized capital loss carryforwards of $2,575,266.

American Trust Allegiance Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
The American Trust Allegiance Fund

We have audited the accompanying statement of assets and liabilities of The American Trust Allegiance Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of February 29, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of February 29, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Trust Allegiance Fund as of February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 18, 2008

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at February 29, 2008 (Unaudited)

For the year ended February 29, 2008, the American Trust Allegiance Fund designated $149,508 as ordinary income for purposes of the dividends paid deduction.

For the year ended February 29, 2008, certain dividends paid by the American Trust Allegiance Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the American Trust Allegiance Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended February 29, 2008 was 100%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

American Trust Allegiance Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees(1)
Number of
		Term of		Portfolios
		Office		in Fund
		and	Principal	Complex
	Position	Length	Occupation	Overseen	Other
Name, Address	with the	of Time	During Past	by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
Walter E. Auch	Trustee	Indefinite	Management	1	Director,
(age 87, dob 4/12/1921)		term	Consultant;		Sound
615 E. Michigan Street		since	formerly		Surgical
Milwaukee, WI 53202		February	Chairman,		Technologies,
		1997.	CEO of		LLC; Trustee,
			Chicago Board		Consulting
			Options		Group Capital
			Exchange		Markets
			(CBOE) and		Funds (Smith
			President		Barney) (11
			of Paine		portfolios);
			Webber.		Trustee, The
UBS Funds
(57 portfolios).

James Clayburn LaForce	Trustee	Indefinite	Dean Emeritus,	1	Trustee, The
(age 79, dob 12/28/1928)		term	John E. Anderson		Payden Funds
615 E. Michigan Street		since	Graduate School		(21 portfolios);
Milwaukee, WI 53202		May	of Management,		Trustee, The
		2002.	University of		Metzler/Payden
			California, Los		Investment
			Angeles.		Group (6
portfolios);
Trustee, Arena
Pharmaceuticals.

Donald E. O’Connor	Trustee	Indefinite	Retired; former	1	Trustee, The
(age 71, dob 6/18/1936)		term	Financial		Forward Funds
615 E. Michigan Street		since	Consultant		(16 portfolios).
Milwaukee, WI 53202		February	and former
		1997.	Executive
Vice President
and Chief
Operating
Officer of ICI
Mutual Insurance
Company (until
January 1997).

American Trust Allegiance Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund
		and	Principal	Complex
	Position	Length	Occupation	Overseen	Other
Name, Address	with the	of Time	During Past	by	Directorships
and Age	Trust	Served	Five Years	Trustees(2)	Held
George J. Rebhan	Trustee	Indefinite	Retired;	1	Trustee,
(age 73, dob 7/10/1934)		term	formerly		E*TRADE
615 E. Michigan Street		since	President,		Funds
Milwaukee, WI 53202		May	Hotchkis and		(6 portfolios).
		2002.	Wiley Funds
(mutual funds)
(1985 to 1993).

George T. Wofford	Trustee	Indefinite	Senior Vice	1	None.
(age 68, dob 10/8/1939)		term	President,
615 E. Michigan Street		since	Federal Home
Milwaukee, WI 53202		February	Loan Bank
		1997.	of San Francisco.

Officers
Term of
Office
and
	Position	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund
(age 60, dob 7/9/1947)	and Chief	term	Services, LLC since May 1991.
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	Sept.
2007.

Douglas G. Hess	President	Indefinite	Vice President, Compliance and
(age 40, dob 7/19/1967)	and	term	Administration, U.S. Bancorp Fund
615 E. Michigan Street	Principal	since	Services, LLC since March 1997.
Milwaukee, WI 53202	Executive	June
	Officer	2003.

Cheryl L. King	Treasurer	Indefinite	Assistant Vice President, Compliance
(age 46, dob 8/27/1961)	and	term	and Administration, U.S. Bancorp Fund
615 E. Michigan Street	Principal	since	Services, LLC since October 1998.
Milwaukee, WI 53202	Financial	Dec.
	Officer	2007.

American Trust Allegiance Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
and
	Position	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Robert M. Slotky	Vice	Indefinite	Vice President, U.S. Bancorp Fund
(age 60, dob 6/17/1947)	President,	term	Services, LLC since July 2001, formerly
2020 E. Financial Way	Chief	since	Senior Vice President, Investment
Glendora, CA 91741	Compliance	Sept.	Company Administration, LLC
	Officer,	2004.	(May 1997 – July 2001).
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Vice President and Counsel, U.S.
(age 43, dob 4/16/1965)		term	Bancorp Fund Services, LLC, since May
615 E. Michigan Street		since	2006; Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June	Management, LLC, May 2005 to May
		2007.	2006; Senior Counsel, Strong Financial
Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Fund’s trustees and officers and is available, without charge, upon request by calling 1-800-385-7003.

American Trust Allegiance Fund

BOARD REVIEW OF ADVISORY AGREEMENT

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the Fund, considered and approved the continuance of the Advisory Agreement for the American Trust Allegiance Fund for an additional one-year term.  Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Fund.  This information, together with the information provided to the Independent Trustees since the Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance.  The Board noted the Advisor’s commitment to responsible Fund growth.  The Board also noted that the Fund’s investments are subject to socially-responsible investment criteria, and they noted the Advisor’s adherence to such criteria when selecting investments for the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreements and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Fund on both

American Trust Allegiance Fund

BOARD REVIEW OF ADVISORY AGREEMENT (Continued)

an absolute basis and in comparison to its peer group (multi cap core with social criteria), as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Fund’s benchmark index.

The Board noted the Fund’s year-to-date, one-year, three-year, five-year, and ten-year performance returns for the periods ended October 31, 2007.  In particular, the Board noted that the Fund’s performance for the year-to-date and one-year periods was above the median of its peer group, outperformed its benchmark index – the S&P 500® Index, and was ranked in the first quartile among its peer group.  The Board also noted that the Fund’s performance for the three-year, five-year and ten-year periods was below the median of its peer group and also underperformed the S&P 500® Index.  The Board also noted that the performance for the Fund was not outside of the range of its peer group for any period.  Given the Fund’s asset size, the Board thought it helpful and appropriate to also consider peer group information from the Lipper large-cap growth category.  Specifically, a review of the Fund’s historical performance compared to the large cap growth category resulted in the Board noting that the Fund’s performance for the five-year and ten-year periods was above the median of this peer group while the Fund’s performance for the year-to-date, one-year, and three-year periods was below the median for this peer group.  The Board also noted that placement in the large cap growth category only improved the Fund’s quartile ranking for the ten-year period.  As with the multi-cap core with social criteria peer group, the Fund’s performance was not outside of the range of this peer group for any period.  The Board further recognized that the Fund’s investments are subject to socially-responsible investment criteria, which may have resulted in the Fund passing up certain investment opportunities.  The Board considered these comparisons helpful in its assessment as to whether the Advisor was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports.  The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

American Trust Allegiance Fund

BOARD REVIEW OF ADVISORY AGREEMENT (Continued)

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and accounts for other types of other similar accounts managed by the Advisor, as well as all expense waivers and reimbursements.  The Board viewed such information as a whole as useful in assessing whether the Advisor was providing services at a cost that was competitive with other similar funds.

The Board noted that the Fund’s gross contractual and net investment advisory fee were higher than the peer group averages, though if the large cap growth peer group was considered, only the Fund’s gross contractual investment advisory fee was higher than the peer group average.  The Board also considered the Fund’s total expense ratio, noting that the Advisor had agreed to maintain an annual expense ratio of 1.45%.  The Trustees noted that the Fund’s total expense ratio was higher than the peer group average when considering both peer groups.  The Board further noted that the Fund had consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and that the Advisor had honored its agreement in this respect.  The Trustees noted that, while the Fund’s total expense ratio was above the peer group averages, the gross investment advisory fee was slightly lower than the fee charged by the Advisor to its other investment management accounts with similar investment policies.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered that economies of scale may be realized by the Advisor as the assets of the Fund grow and the Fund’s expense ratio begins to show signs of reduction. As the level of the Fund’s assets grows, the Advisor expects that existing Fund overhead expenses may decrease, although there are other Fund expenses that will increase with greater assets. The Board noted that although the Fund does not have advisory fee breakpoints, the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses indefinitely so that the Fund does not exceed its specified expense limitation, and the Advisor is of the opinion that breakpoints will be appropriate if, and when, the Fund has grown to a larger size.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

American Trust Allegiance Fund

BOARD REVIEW OF ADVISORY AGREEMENT (Continued)

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered that the Advisor benefits from positive reputational value in advising the Fund.  The Board noted that the Advisor continued to subsidize a portion of the investment advisory fees, and reviewed the Advisor’s compliance with its reimbursement requirements.  The Board also considered the Advisor’s estimate of the Fund asset level at which it would reach a break-even level by covering allocated overhead costs.  After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive, and that the Advisor had maintained adequate profit levels to support the services to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund, and that the Fund’s shareholders were receiving reasonable value in return for the advisory fees paid.  The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 385-7003

Custodian
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, New York 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/08	FYE 2/28/07
Audit Fees	$14,700	$14,100
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/08	FYE 2/28/07
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
                                                Douglas G. Hess, President

Date 5/5/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
                                                 Douglas G. Hess, President

Date 5/5/2008

By (Signature and Title)*    /s/ Cheryl L. King
                                                 Cheryl L. King, Treasurer

Date 5/5/2008

* Print the name and title of each signing officer under his or her signature.